Acquisitions (Details) - Schedule of purchase price allocation - USD ($) $ in Thousands	Apr. 05, 2022	Aug. 10, 2021	Aug. 07, 2020
Custom Gateway [Member] | Cash [Member]
Tangible assets (liabilities):
Cash			$ 1,349
Custom Gateway [Member] | Account receivables and other receivables [Member]
Tangible assets (liabilities):
Account receivables and other receivables			761
Custom Gateway [Member] | Property and equipment [Member]
Tangible assets (liabilities):
Property and equipment			53
Custom Gateway [Member] | Trade payables and other payables [Member]
Tangible assets (liabilities):
Trade payables and other payables			(1,054)
Custom Gateway [Member] | Deferred tax liabilities, net [Member]
Tangible assets (liabilities):
Deferred tax liabilities, net			(952)
Custom Gateway [Member] | Technology [Member]
Intangible assets:
Intangible assets			5,116
Custom Gateway [Member] | Non-Competition [Member]
Intangible assets:
Intangible assets			709
Custom Gateway [Member] | Goodwill [Member]
Intangible assets:
Goodwill			10,902
Custom Gateway [Member] | Total purchase price [Member]
Intangible assets:
Total purchase price			$ 16,884
Voxel8 Inc. [Member] | Tangible assets, net [Member]
Intangible assets:
Tangible assets, net		$ 1,448
Voxel8 Inc. [Member] | Technology - materials [Member]
Intangible assets:
Intangible assets		1,795
Voxel8 Inc. [Member] | Technology - Systems [Member]
Intangible assets:
Intangible assets		1,767
Voxel8 Inc. [Member] | License [Member]
Intangible assets:
Intangible assets		1,000
Voxel8 Inc. [Member] | Goodwill [Member]
Intangible assets:
Goodwill		8,981
Voxel8 Inc. [Member] | Total purchase price [Member]
Intangible assets:
Total purchase price		$ 14,991
Tesoma GMBH [Member] | Cash [Member]
Tangible assets (liabilities):
Cash	$ 789
Tesoma GMBH [Member] | Accounts receivable and other receivables [Member]
Tangible assets (liabilities):
Account receivables and other receivables	1,672
Tesoma GMBH [Member] | Inventory [Member]
Tangible assets (liabilities):
Inventory	3,991
Tesoma GMBH [Member] | Property and equipment [Member]
Tangible assets (liabilities):
Property and equipment	6,194
Tesoma GMBH [Member] | Other assets [Member]
Tangible assets (liabilities):
Other assets	343
Tesoma GMBH [Member] | Advance from customers [Member]
Tangible assets (liabilities):
Advance from customers	(1,726)
Tesoma GMBH [Member] | Trade payables [Member]
Tangible assets (liabilities):
Trade payables and other payables	(466)
Tesoma GMBH [Member] | Provisions and other liabilities [Member]
Tangible assets (liabilities):
Provisions and other liabilities	(717)
Tesoma GMBH [Member] | Deferred tax liabilities, net [Member]
Tangible assets (liabilities):
Deferred tax liabilities, net	(855)
Tesoma GMBH [Member] | Net assets [Member]
Tangible assets (liabilities):
Net assets	9,225
Tesoma GMBH [Member] | Customer Relationship [Member]
Intangible assets:
Intangible assets	$ 1,213
Intangible assets	5 years 9 months 18 days
Tesoma GMBH [Member] | Technology [Member]
Intangible assets:
Intangible assets	$ 856
Intangible assets	2 years 4 months 24 days
Tesoma GMBH [Member] | Backlog [Member]
Intangible assets:
Intangible assets	$ 432
Intangible assets	6 months
Tesoma GMBH [Member] | Goodwill [Member]
Intangible assets:
Goodwill	$ 3,717
Goodwill	Infinite
Tesoma GMBH [Member] | Total purchase price [Member]
Intangible assets:
Total purchase price	$ 15,443